Debt (Details Narrative) - USD ($)				5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 09, 2018	Jun. 05, 2018	Feb. 04, 2018	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2018	Aug. 27, 2018	Dec. 31, 2017
Number of shares issued in business combination					$ 513,444,000	$ 513,444,000
Fair value of embedded conversion feature						0
Payment of debt						40,000,000
APICORP Loan [Member]
Line of credit			$ 50,000,000		$ 46,900,000	46,900,000
Line of credit, expiration date			May 03, 2022
Line of credit, description			The facility contains covenants which include, among others, certain financial ratios to be maintained at the NPS level, including a gearing ratio of 1.5:1.
Line of credit quarterly installments amount			$ 3,100,000
Interest rate					5.46%
APICORP Loan [Member] | LIBOR Plus [Member]
Fixed profit margin			2.75%
Term Loan Ahli Bank [Member]
Line of credit					$ 4,300,000	4,300,000
Line of credit, description					This balance is repayable in nine quarterly installments commencing seven months from the first drawdown until December 2019 and carries interest at the rate three-month LIBORS plus 4% per annum.
Line of credit outstanding amount					$ 2,300,000
Service coverage ratio, description					This term loan has covenants which include, among others, certain financial ratios to be maintained, including maintaining a minimum debt service coverage ratio of 1.25.
Short term debt					$ 2,300,000	$ 2,300,000
Term Loan Ahli Bank [Member] | LIBOR Plus [Member]
Interest rate					4.00%
National Bank of Oman [Member]
Fixed profit margin					3.50%	3.50%
National Bank of Oman [Member] | Floor Level [Member]
Interest rate					5.00%
National Bank of Oman [Member] | Tranche A [Member]
Line of credit					$ 60,000,000	$ 60,000,000
Line of credit, description					Tranche A carries interest at the rate of LIBOR plus 3.50% per annum and is repayable in quarterly installments, commencing six months from the drawdown in 18 equal installments until September 2020.
Line of credit outstanding amount					$ 23,300,000
Long term debt					10,000,000	10,000,000
Short term debt					$ 13,300,000	13,300,000
National Bank of Oman [Member] | Tranche B [Member]
Line of credit								$ 20,000,000
Line of credit, description					Tranche B is repayable in equal quarterly installments commencing 18 months from the first drawdown until June 2022.
Line of credit outstanding amount					$ 4,900,000
Long term debt					3,800,000	3,800,000
Short term debt					$ 1,000,000	1,000,000
National Bank of Oman [Member] | Tranche A and Tranche B [Member]
Service coverage ratio, description					Tranche A and Tranche B contain covenants which include, among others, certain financial ratios to be maintained by GES, which include maintaining a minimum debt service coverage ratio of 1.25.
National Bank of Oman [Member] | LIBOR Plus [Member]
Interest rate					3.50%
National Bank of Oman [Member] | LIBOR Plus [Member] | Tranche A [Member]
Interest rate					3.50%
National Bank of Oman [Member]
Working capital funded facility					$ 19,200,000	19,200,000
Working capital facility, drawn amount					15,800,000	15,800,000
NPS Holdings Limited [Member]
Number of shares issued in business combination					255,537,000
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member]
Line of credit					150,000,000	150,000,000
Line of credit, initiation date				Aug. 01, 2019
Line of credit, expiration date				May 28, 2025
Working capital funded facility					19,000,000	19,000,000
Line of credit, description				Letters of credit over a period of one year, which carry an interest equal three-month U.S Dollar LIBOR for the applicable interest period, plus a margin of 1.50% per annum.
Working capital facility, drawn amount					$ 31,000,000	31,000,000
Interest rate					5.79%
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Fixed profit margin				3.25%
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Minimum [Member]
Repayment of line of credit				$ 1,100,000
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Maximum [Member]
Repayment of line of credit				57,900,000
NPS Holdings Limited [Member] | Murabaha Credit Facility One [Member]
Line of credit				$ 150,000,000
Fixed profit margin				1.50%
Working capital funded facility				$ 50,000,000
National Petroleum Technology [Member]
Line of credit	$ 50,000,000						$ 25,000,000
Line of credit, description	The NPT KSA Facility contains covenants which include, among others, certain financial ratios to be maintained at NPT KSA level, including a gearing ratio of 3:1
Interest rate					5.73%
National Petroleum Technology [Member] | SAR [Member]
Line of credit	$ 187,500,000						$ 93,750,000
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member]
Debt maturity date	Mar. 09, 2022
Line of credit					$ 43,300,000	43,300,000
Line of credit quarterly installments amount	$ 3,300,000
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member] | SAR [Member]
Line of credit quarterly installments amount	$ 12,500,000
National Petroleum Technology [Member] | Saudi Arabian Interbank Offered Rate [Member]
Fixed profit margin	2.75%
National Petroleum Technology [Member]
Line of credit	$ 25,000,000
National Petroleum Technology [Member] | SAR [Member]
Line of credit	93,750,000
National Petroleum Technology and KSA Facility [Member]
Line of credit	$ 50,000,000
Fixed profit margin	2.00%
Working capital funded facility	$ 14,700,000				6,100,000	6,100,000
Line of credit, description	Letters of credit over a period of one year, which carry an interest equal to one-year SAIBOR, plus a margin of 2.0% per annum.
Working capital facility, drawn amount					8,600,000	8,600,000
Predecessor [Member]
Fair value of embedded conversion feature				$ 400,000
Successor [Member]
Fair value of embedded conversion feature					400,000
Successor [Member] | National Bank of Oman [Member]
Line of credit					60,000,000	60,000,000
Hana Loan Agreement [Member]
Principal amount borrowed		$ 50,000,000
Debt maturity date		Dec. 17, 2018
Debt description		The Hana Loan had a scheduled maturity date of December 17, 2018 and was interest bearing, accruing interest at (i) an amount equal to $4.0 million or prorated if the loan was prepaid; or (ii) at a rate per annum equal to one-month Intercontinental Exchange LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid, which is higher. The interest was payable in NESR ordinary shares or cash at the election of the lender.
Origination fee		$ 600,000			600,000
Ordinary shares		11.244
Number of shares issued in business combination		$ 53,362,000
Modified Hana Loan [Member]
Principal amount borrowed					$ 10,000,000	10,000,000
Debt periodic payment						$ 44,000,000
Hana Loan [Member]
Debt conversion price per share					$ 11.244	$ 11.244